Trade and other payables - Development and sales milestones payable (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables
Maximum future milestones	$ 2,137	$ 2,222	$ 2,865	$ 3,323
BMS's share of Global Diabetes Alliance
Trade and other payables
Maximum future milestones	1,945	$ 2,124	$ 2,544
Maximum | Spirogen
Trade and other payables
Maximum future milestones	180
Maximum | Amplimmune, Inc
Trade and other payables
Maximum future milestones	150
Maximum | Almirall
Trade and other payables
Maximum future milestones	345
Maximum | Neogene
Trade and other payables
Maximum future milestones	$ 110